Income and Excise Taxes - Net Decrease in Net Assets from Operations Taxable Income (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net increase in net assets resulting from operations	$ 94,039		$ 781,638	$ 406,116	$ 94,039
Net unrealized losses on investments and foreign currency transactions	(20,526)		(3,400)	(54,072)
Income not currently taxable	(277)		(47,102)	(4,749)
Income for tax but not book			39,841	809
Expenses not currently deductible	3,868		13,086	10,739
Realized gain/loss differences			2,472	0
Taxable income	$ 77,104		781,591	358,843
Dividend income from preferred equity		$ 277	16,519	4,134	277
Collections of PIK dividends			$ 2,776	$ 0	$ 0